Note 17 - Offsetting Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Gross amounts of financial liabilities [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	€ 16,819	€ 11,890
Securities loaned	1	3
Financial liabilities at fair value through profit or loss	609,711	540,811
Of which: Negative market values from derivative financial instruments	284,351	245,627
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,699	254
Gross amounts of financial liabilities [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	667,700	625,486
Central bank funds purchased and securities sold under repurchase agreements	1,350	1,147
Securities loaned	1	0
Financial liabilities at fair value through profit or loss	35,382	24,843
Of which: Negative market values from derivative financial instruments	8,672	8,792
Remaining liabilities not subject to netting	129,700	132,896
Gross amounts of financial liabilities [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	645,092	565,654
Other liabilities	100,165	121,990
Total liabilities	1,560,829	1,459,066
Gross amounts set off on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	(14,429)	(9,999)
Securities loaned	0
Financial liabilities at fair value through profit or loss	(232,683)	(199,160)
Of which: Negative market values from derivative financial instruments	(16,613)	(16,140)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(24)	(20)
Gross amounts set off on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	0	0
Of which: Negative market values from derivative financial instruments	0	0
Remaining liabilities not subject to netting	0	0
Gross amounts set off on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(232,683)	(199,160)
Other liabilities	(4,549)	(8,972)
Total liabilities	(251,661)	(218,131)
Net amounts of financial liabilities presented on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	2,390	1,891
Securities loaned	1	3
Financial liabilities at fair value through profit or loss	377,028	341,651
Of which: Negative market values from derivative financial instruments	267,738	229,487
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,676	233
Net amounts of financial liabilities presented on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	667,700	625,486
Central bank funds purchased and securities sold under repurchase agreements	1,350	1,147
Securities loaned	1	0
Financial liabilities at fair value through profit or loss	35,382	24,843
Of which: Negative market values from derivative financial instruments	8,672	8,792
Remaining liabilities not subject to netting	129,700	132,896
Net amounts of financial liabilities presented on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	412,409	366,494
Other liabilities	95,616	113,018
Total liabilities	1,309,168	1,240,935
Impact of Master Netting Agreements [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0
Financial liabilities at fair value through profit or loss	(230,472)	(197,940)
Of which: Negative market values from derivative financial instruments	(228,718)	(195,978)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(1,098)	(182)
Impact of Master Netting Agreements [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	0	0
Of which: Negative market values from derivative financial instruments	0	0
Remaining liabilities not subject to netting	0	0
Impact of Master Netting Agreements [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(230,472)	(197,940)
Other liabilities	(37,086)	(33,574)
Total liabilities	(267,559)	(231,514)
Cash collateral [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0
Financial liabilities at fair value through profit or loss	(23,677)	(21,990)
Of which: Negative market values from derivative financial instruments	(23,677)	(21,990)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(91)	(23)
Cash collateral [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	(607)	(785)
Of which: Negative market values from derivative financial instruments	(607)	(723)
Remaining liabilities not subject to netting	(6)	0
Cash collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(24,285)	(22,776)
Other liabilities	(91)	(23)
Total liabilities	(24,382)	(22,799)
Financial instrument collateral [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	(2,390)	(1,891)
Securities loaned	(1)	(3)
Financial liabilities at fair value through profit or loss	(66,495)	(68,806)
Of which: Negative market values from derivative financial instruments	(2,458)	(2,608)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(101)	(1)
Financial instrument collateral [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	(123)	(51)
Securities loaned	(1)	0
Financial liabilities at fair value through profit or loss	(3,332)	(4,485)
Of which: Negative market values from derivative financial instruments	(142)	(191)
Remaining liabilities not subject to netting	0	0
Financial instrument collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(69,828)	(73,292)
Other liabilities	(101)	(1)
Total liabilities	(72,444)	(75,239)
Net amount [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	56,383	52,915
Of which: Negative market values from derivative financial instruments	12,884	8,910
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	386	26
Net amount [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	667,700	625,486
Central bank funds purchased and securities sold under repurchase agreements	1,227	1,096
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	31,442	19,572
Of which: Negative market values from derivative financial instruments	7,923	7,878
Remaining liabilities not subject to netting	129,694	132,896
Net amount [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	87,825	72,487
Other liabilities	58,338	79,419
Total liabilities	€ 944,784	€ 911,384